Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Emerging Markets Bond Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	REBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns t able.
Top Performance Contributors
Security selection
| Selections in quasi-sovereign issuers in Indonesia, Mexico, Kazakhstan and the Middle East contributed to relative performance versus the benchmark. Corporate security selection was also additive.
Country selection
| Country selection also contributed to positive relative performance, thanks to positioning in China (underweight), Egypt (overweight) and Ecuador (with increasing overweights in the latter part of the period).
Local currency exposure
| Exposures in local markets (Mexico, South Africa, Indonesia) were a small contributor to relative performance.
Top Performance Detractors
Duration
| The Fund’s duration positioning was a moderate detractor from relative performance, having been somewhat underweight interest rate risk during the period.
Country positioning
| While positive overall, country positioning in Sri Lanka (underweight at the start of t
h
e period), Kazakhstan (overweight via quasi-sovereigns, see above) and Turkey (underweight) delivered slightly negative relative returns.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	13.44	0.77	2.02
Class A (including sales charges)	8.01	(0.21)	1.52
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 280,384,308
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,682,075
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 280,384,308
Total number of portfolio holdings	170
Management services fees (represents 0.60% of Fund average net assets)	$ 1,682,075
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, a nd
are subject to change, including daily.
Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, a nd
are subject to change, including daily.

Largest Holdings [Text Block]	Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Emerging Markets Bond Fund Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Advisor Class
Trading Symbol	CEBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Selections in quasi-sovereign issuers in Indonesia, Mexico, Kazakhstan and the Middle East contributed to relative performance versus the benchmark. Corporate security selection was also additive.
Country selection
| Country selection also contributed to positive relative performance, thanks to positioning in China (underweight), Egypt (overweight) and Ecuador (with increasing overweights in the latter part of the period).
Local currency exposure
| Exposures in local markets (Mexico, South Africa, Indonesia) were a small contributor to relative performance.
Top Performance Detractors
Duration
| The Fund’s duration positioning was a moderate detractor from relative performance, having been somewhat underweight interest rate risk during the period.
Country positioning
| While positive overall, country positioning in Sri Lanka (underweight at the start of the period), Kazakhstan (overweight via quasi-sovereigns, see above) and Turkey (underweight) delivered slightly negative relative returns.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	13.70	1.02	2.28
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 280,384,308
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,682,075
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 280,384,308
Total number of portfolio holdings	170
Management services fees (represents 0.60% of Fund average net assets)	$ 1,682,075
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency
are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency
are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]	Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Emerging Markets Bond Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Institutional Class
Trading Symbol	CMBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Selections in quasi-sovereign issuers in Indonesia, Mexico, Kazakhstan and the Middle East contributed to relative performance versus the benchmark. Corporate security selection was also additive.
Country selection
| Country selection also contributed to positive relative performance, thanks to positioning in China (underweight), Egypt (overweight) and Ecuador (with increasing overweights in the latter part of the period).
Local currency exposure
| Exposures in local markets (Mexico, South Africa, Indonesia) were a small contributor to relative performance.
Top Performance Detractors
Duration
| The Fund’s duration positioning was a moderate detractor from relative performance, having been somewhat underweight interest rate risk during the period.
Country positioning
| While positive overall, country positioning in Sri Lanka (underweight at the start of the period), Kazakhstan (overweight via quasi-sovereigns, see above) and Turkey (underweight) delivered slightly negative relative returns.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	13.83	1.04	2.29
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 280,384,308
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,682,075
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 280,384,308
Total number of portfolio holdings	170
Management services fees (represents 0.60% of Fund average net assets)	$ 1,682,075
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest
to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact,
and
are subject to change, including daily.
Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest
to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact,
and
are subject to change, including daily.

Largest Holdings [Text Block]	Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Emerging Markets Bond Fund Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CEBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns t able.
Top Performance Contributors
Security selection
| Selections in quasi-sovereign issuers in Indonesia, Mexico, Kazakhstan and the Middle East contributed to relative performance versus the benchmark. Corporate security selection was also additive.
Country selection
| Country selection also contributed to positive relative performance, thanks to positioning in China (underweight), Egypt (overweight) and Ecuador (with increasing overweights in the latter part of the period).
Local currency exposure
| Exposures in local markets (Mexico, South Africa, Indonesia) were a small contributor to relative performance.
Top Performance Detractors
Duration
| The Fund’s duration positioning was a moderate detractor from relative performance, having been somewhat underweight interest rate risk during the period.
Country positioning
| While positive overall, country positioning in Sri Lanka (underweight at the start of the period), Kazakhstan (overweight via quasi-sovereigns, see above) and Turkey (underweight) delivered slightly negative relative returns.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	13.86	1.15	2.43
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 280,384,308
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,682,075
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 280,384,308
Total number of portfolio holdings	170
Management services fees (represents 0.60% of Fund average net assets)	$ 1,682,075
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from
highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact
, an
d are subject to change, including daily.
Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from
highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact
, an
d are subject to change, including daily.

Largest Holdings [Text Block]	Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Emerging Markets Bond Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CEBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Selections in quasi-sovereign issuers in Indonesia, Mexico, Kazakhstan and the Middle East contributed to relative performance versus the benchmark. Corporate security selection was also additive.
Country selection
| Country selection also contributed to positive relative performance, thanks to positioning in China (underweight), Egypt (overweight) and Ecuador (with increasing overweights in the latter part of the period).
Local currency exposure
| Exposures in local markets (Mexico, South Africa, Indonesia) were a small contributor to relative performance.
Top Performance Detractors
Duration
| The Fund’s duration positioning was a moderate detractor from relative performance, having been somewhat underweight interest rate risk during the period.
Country positioning
| While positive overall, country positioning in Sri Lanka (underweight at the start of the period), Kazakhstan (overweight via quasi-sovereigns, see above) and Turkey (underweight) delivered slightly negative relative returns.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	14.03	1.22	2.49
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 280,384,308
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,682,075
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 280,384,308
Total number of portfolio holdings	170
Management services fees (represents 0.60% of Fund average net assets)	$ 1,682,075
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating
agency are subjective opinions, not statements of fact,
and
are subject to change, including daily.
Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating
agency are subjective opinions, not statements of fact,
and
are subject to change, including daily.

Largest Holdings [Text Block]	Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Emerging Markets Bond Fund Class R
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Class R
Trading Symbol	CMBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 147	1.38%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Selections in quasi-sovereign issuers in Indonesia, Mexico, Kazakhstan and the Middle East contributed to
relative performance versus the benchmark. Corporate security selection was also additive.
Country selection
| Country selection also contributed to positive relative performance, thanks to positioning in China (underweight), Egypt (overweight) and Ecuador (with increasing overweights in the latter part of the period).
Local currency exposure
| Exposures in local markets (Mexico, South Africa, Indonesia) were a small contributor to relative performance.
Top Performance Detractors
Duration
| The Fund’s duration positioning was a moderate detractor from relative performance, having been somewhat underweight interest rate risk during the period.
Country positioning
| While positive overall, country positioning in Sri Lanka (underweight at the start of the period), Kazakhstan (overweight via quasi-sovereigns, see above) and Turkey (underweight) delivered slightly negative relative returns.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	13.16	0.52	1.77
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 280,384,308
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,682,075
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 280,384,308
Total number of portfolio holdings	170
Management services fees (represents 0.60% of Fund average net assets)	$ 1,682,075
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security
is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact,
and
are subject to change, including daily.
Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security
is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact,
and
are subject to change, including daily.

Largest Holdings [Text Block]	Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds